INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 9,469	$ 8,554
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	139,108	126,685
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	690	600
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	13,140	10,543
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	38,158	34,850
Recognized deferred tax assets	12,630	11,376
Unrecognized deferred tax assets	25,528	23,474
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	34,360	31,587
Recognized deferred tax assets	10,302	9,340
Unrecognized deferred tax assets	24,058	22,247
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	690	600
Recognized deferred tax assets	208	128
Unrecognized deferred tax assets	482	472
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,108	2,663
Recognized deferred tax assets	2,120	1,908
Unrecognized deferred tax assets	$ 988	$ 755